Financial liabilities - Kreos / Claret Financing (Details) € / shares in Units, € in Thousands						9 Months Ended		12 Months Ended
	Nov. 25, 2025 shares	Aug. 28, 2025 EUR (€) shares	Aug. 06, 2025 EUR (€) shares	Nov. 02, 2023 shares	Aug. 20, 2023 EUR (€) tranche shares	Sep. 30, 2025 EUR (€) scenario shares	Sep. 30, 2024 EUR (€) shares	Dec. 31, 2024 EUR (€) € / shares	Jul. 31, 2025 EUR (€)
Disclosure of detailed information about borrowings [line items]
Exercises of share warrants (in shares) | shares							4,000
Exercise of Kreos/Claret and other share warrants							€ 45
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities								1.00%
Volatility | Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ (1)
Volatility | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ 37
Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares								€ 1
Ordinary share price (in euro per share) | Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ (3)
Ordinary share price (in euro per share) | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ 350
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities								1.00%
Risk-free rate | Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ (3)
Risk-free rate | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ 61
Minimal return
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities								10.00%
Minimal return | Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ 3
Discount rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities								1.00%
Discount rate | Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ (82)
7-year expiry scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities								10.00%
7-year expiry scenario probability | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								€ 75
Kreos & Claret Financing, Tranche A-B | Kreos/Claret Minimal Return Indemnifications | Minimal return | Amortized cost (EIR method)
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities								1.4
Kreos & Claret financing, tranche C | Kreos/Claret Minimal Return Indemnifications | Minimal return | Amortized cost (EIR method)
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities								1.3
Kreos & Claret Financing, Tranche A,B and C | Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments									€ 3,620
Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Exercises of share warrants (in shares) | shares						525,913
Exercise of Kreos/Claret and other share warrants						€ 33,768
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments								€ 243
Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments								€ 923
Kreos A-B and C
Disclosure of detailed information about borrowings [line items]
Expiry scenario period, other equity instruments granted								7 years
Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Number of probability-weighted scenarios | scenario						2
Expiry scenario period, other equity instruments granted						7 years
Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Borrowings, number of tranches | tranche					3
Borrowings, maximum borrowing capacity per tranche					€ 25,000
Kreos & Claret financing | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Number of warrants granted (in shares) | shares					214,198
Kreos & Claret financing | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Number of warrants granted (in shares) | shares				405,832
Kreos & Claret convertible notes (OCABSA) | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Conversion of convertible instruments (in shares) | shares			785,389
Conversion of Kreos OCABSA and heights notes			€ 16,058
Kreos & Claret convertible notes (OCABSA) | Ordinary shares | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Conversion of convertible instruments (in shares) | shares	392,695
Kreos A & B & C BSA | Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Number of warrants repurchased (in shares) | shares			94,117
Kreos A & B & C BSA | Ordinary shares | Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Exercises of share warrants (in shares) | shares		206,662	319,251
Exercise of Kreos/Claret and other share warrants		€ 11,531	€ 15,143